Distribution Of Profits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Distribution of Profits [Line Items]
Appropriations to general reserves	$ 30.2	$ 28.9	$ 27.8
Restricted portion of registered net assets	$ 163.2